Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Beginning Balance	$ 81,156	$ 82,089	$ 132,954
Additions for tax positions related to current year	66,500	8,398	10,815
Additions for tax positions of prior years	11,047	10,015	23,408
Additions for acquisitions			294
Reductions for tax positions of prior years	(23,456)	(15,060)	(64,821)
Reductions for settlements	(23,434)	(7,133)	(21,770)
Reductions for expiration of statute of limitations	(1,636)		(37)
Effect of foreign currency translation	(442)	2,847	1,246
Ending Balance	$ 109,735	$ 81,156	$ 82,089